First Trust Natural Gas ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	198 Months Ended	224 Months Ended	227 Months Ended	237 Months Ended	243 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq FactSet Natural Gas(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		(1.53%)	25.83%	3.22%		(5.65%)
S&P Composite 1500® Energy Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.69%	23.58%	7.77%		4.43%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%	14.72%	10.31%	10.40%	10.67%	10.80%
First Trust Natural Gas ETF
Prospectus [Line Items]
Average Annual Return, Percent		(2.16%)	25.01%	3.12%		(5.85%)
Performance Inception Date	May 08, 2007
First Trust Natural Gas ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(3.28%)	23.62%	2.03%		(6.52%)
First Trust Natural Gas ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(1.28%)	20.02%	1.87%		(3.98%)